Senior Secured Convertible Notes Payable - Gross principal balances rollforward (Details)	12 Months Ended
Aug. 31, 2019 USD ($)
Gross Balance, Beginning	$ 10,000,000
Issuance of Notes Payable, Gross	5,639,000
Repayments of Principal in cash	(436,000)
Conversions to Principal into Equity	(8,395,000)
Gross Balance, Ending	6,808,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(344,000)
Deferred Financing Costs	(3,113,000)
Carrying Balance at August 31, 2019	3,351,000
Less Current Amount	(3,351,000)
Long Term Balance
March 2019 [Member]
Gross Balance, Beginning
Issuance of Notes Payable, Gross	4,750,000
Repayments of Principal in cash
Conversions to Principal into Equity	(275,000)
Gross Balance, Ending	4,475,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(317,000)
Deferred Financing Costs	(3,108,000)
Carrying Balance at August 31, 2019	1,050,000
Less Current Amount	(1,050,000)
Long Term Balance
June 2018 [Member]
Gross Balance, Beginning	10,000,000
Issuance of Notes Payable, Gross
Repayments of Principal in cash	(436,000)
Conversions to Principal into Equity	(8,098,000)
Gross Balance, Ending	1,466,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(27,000)
Deferred Financing Costs	(5,000)
Carrying Balance at August 31, 2019	1,434,000
Less Current Amount	(1,434,000)
Long Term Balance
December 2018 Notes [Member]
Gross Balance, Beginning
Issuance of Notes Payable, Gross	889,000
Repayments of Principal in cash
Conversions to Principal into Equity	(22,000)
Gross Balance, Ending	867,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs
Deferred Financing Costs
Carrying Balance at August 31, 2019	867,000
Less Current Amount	(867,000)
Long Term Balance